UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                         811-09086

TD ASSET MANAGEMENT USA FUNDS INC

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

31 West 52nd Street, 18th Floor, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Kevin LeBlanc, President, TD Asset Management USA Funds Inc.,399 Park Avenue, 32nd Floor, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-650-3914

Date of fiscal year end: January 31, 2014

Date of reporting period: October 31 , 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 42.5%
CONSUMER DISCRETIONARY — 4.1%
Comcast
5.90%, 3/15/16	$85,000	$94,956
5.70%, 5/15/18	50,000	58,393
2.85%, 1/15/23	55,000	53,035
Discovery Communications
5.05%, 6/1/20	25,000	27,857
3.25%, 4/1/23	30,000	28,628
Ford Motor Credit
2.38%, 1/16/18	100,000	100,573
Toyota Motor Credit MTN
1.75%, 5/22/17	50,000	50,776
		414,218
CONSUMER STAPLES — 3.5%
Anheuser-Busch InBev Worldwide
1.38%, 7/15/17	50,000	50,061
Coca-Cola
1.80%, 9/1/16	25,000	25,755
CVS Caremark
5.75%, 6/1/17	80,000	91,719
2.75%, 12/1/22	35,000	32,732
Diageo Capital
1.50%, 5/11/17	75,000	75,383
PepsiCo
1.25%, 8/13/17	50,000	49,723
SABMiller Holdings
3.75%, 1/15/22 (A)	25,000	25,632
		351,005
ENERGY — 4.6%
ConocoPhillips
4.60%, 1/15/15	100,000	104,818
Enterprise Products Operating
6.30%, 9/15/17	25,000	29,060
3.35%, 3/15/23	40,000	38,612
Kinder Morgan Energy Partners
3.50%, 3/1/16	110,000	115,811
Occidental Petroleum
1.75%, 2/15/17	120,000	121,723
Phillips 66
2.95%, 5/1/17	50,000	52,038
		462,062
FINANCIALS — 24.9%
Australia & New Zealand Banking Group
0.90%, 2/12/16	100,000	100,140
AvalonBay Communities
2.95%, 9/15/22 ‡	25,000	23,461
Bank of America MTN
3.30%, 1/11/23	75,000	71,982
Bank of America
4.10%, 7/24/23	55,000	55,732
2.00%, 1/11/18	200,000	199,432
Bank of Montreal MTN
1.40%, 9/11/17	50,000	49,774
Bank of Nova Scotia
4.38%, 1/13/21	45,000	48,963
BB&T MTN
1.60%, 8/15/17	40,000	39,984
Berkshire Hathaway
0.80%, 2/11/16	100,000	100,345
Branch Banking & Trust
1.45%, 10/3/16	25,000	25,289
Caterpillar Financial Services MTN
2.05%, 8/1/16	110,000	113,425
Citigroup
3.38%, 3/1/23	60,000	58,134
Commonwealth Bank of Australia NY MTN
1.25%, 9/18/15	100,000	101,174
ERP Operating
5.13%, 3/15/16 ‡	45,000	49,225
4.63%, 12/15/21 ‡	40,000	43,089
General Electric Capital MTN
5.50%, 1/8/20	25,000	28,920
3.15%, 9/7/22	25,000	24,482
1.60%, 11/20/17	150,000	150,287
1.01%, 8/11/15 (B)	100,000	100,719
John Deere Capital
1.70%, 1/15/20	25,000	23,812
JPMorgan Chase
4.95%, 3/25/20	25,000	27,855
3.20%, 1/25/23	65,000	62,412
3.15%, 7/5/16	70,000	73,522
1.80%, 1/25/18	90,000	89,379
Metropolitan Life Global Funding I
1.70%, 6/29/15 (A)	100,000	101,328
PNC Funding
3.30%, 3/8/22	35,000	34,563
2.70%, 9/19/16	70,000	72,938
Royal Bank of Canada MTN
1.15%, 3/13/15	100,000	100,921
Simon Property Group
1.50%, 2/1/18 ‡ (A)	75,000	73,780
US Bancorp MTN
1.65%, 5/15/17	50,000	50,434
Wells Fargo MTN
4.60%, 4/1/21	25,000	27,545
3.50%, 3/8/22	80,000	81,195
0.87%, 4/23/18 (B)	50,000	50,114
Wells Fargo
1.50%, 1/16/18	115,000	114,576
0.75%, 7/20/15	25,000	25,048
Westpac Banking
0.95%, 1/12/16	100,000	100,441
		2,494,420
INDUSTRIALS — 2.0%
Burlington Northern Santa Fe
5.75%, 3/15/18	80,000	92,536
Eaton
1.50%, 11/2/17 (A)	50,000	49,499
Union Pacific
4.16%, 7/15/22	55,000	58,168
		200,203
INFORMATION TECHNOLOGY — 0.6%
Oracle
1.20%, 10/15/17	60,000	59,220

1

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
TELECOMMUNICATION SERVICES — 2.8%
AT&T
1.40%, 12/1/17	$50,000	$49,332
0.88%, 2/13/15	100,000	100,263
Verizon Communications
5.15%, 9/15/23	15,000	16,275
2.50%, 9/15/16	110,000	114,147
		280,017
TOTAL CORPORATE OBLIGATIONS		4,261,145
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 26.2%
FANNIE MAE (C) — 12.3%
6.00%, 10/1/38	131,379	143,928
5.50%, 2/1/38	127,915	139,282
4.50%, 10/1/41	256,242	274,760
4.00%, 2/1/26 to 12/01/40	644,135	681,651
		1,239,621
FREDDIE MAC (C) — 10.6%
5.00%, 8/1/35	471,381	509,642
4.00%, 6/1/25	230,330	243,526
3.50%, 1/1/41	304,220	311,213
		1,064,381
GINNIE MAE — 3.3%
5.50%, 4/15/35	171,427	188,628
4.50%, 10/15/40	127,145	137,499
		326,127
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		2,630,129
U.S. TREASURY OBLIGATIONS — 20.8%
U.S. Treasury Inflation-Protected Security
0.13%, 4/15/17	89,584	92,628

U.S. Treasury Bonds
5.38%, 2/15/31	337,000	433,203
5.00%, 5/15/37	106,000	132,384
4.50%, 5/15/38	99,000	115,443
2.75%, 11/15/42	223,000	186,693
2.63%, 11/15/20	145,000	151,627
U.S. Treasury Notes
2.63%, 8/15/20	170,000	178,341
2.13%, 5/31/15	427,000	439,626
1.75%, 5/15/23	65,000	60,709
1.38%, 11/30/18	157,000	157,307
1.00%, 6/30/19	43,000	41,713
0.88%, 12/31/16	90,000	90,591
		1,987,637
TOTAL U.S. TREASURY OBLIGATIONS		2,080,265
REGISTERED INVESTMENT COMPANIES — 9.3%
iShares 10+ Year Credit Bond Fund ETF	675	38,205
iShares Barclays Credit Bond ETF	2,290	248,282
iShares Barclays Intermediate ETF	3,710	404,130
iShares iBoxx $ Investment Grade Corporate Bond Fund ETF	1,180	135,936
iShares MBS ETF	950	101,128
TOTAL REGISTERED INVESTMENT COMPANIES		927,681

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%
FREDDIE MAC — 1.0%
2.38%, 1/13/22 (C)	$100,000	$98,032
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		98,032
REPURCHASE AGREEMENT — 0.9%
Counterparty: Bank of Nova Scotia
0.09% dated 10/31/13, due 11/1/13
in the amount of $94,000, fully collateralized by a $95,600 U.S. Treasury Note, coupon 0.63%, maturity 8/15/16, value $95,949	94,000	94,000
TOTAL REPURCHASE AGREEMENT		94,000
TOTAL INVESTMENTS
(Cost $10,212,367) † — 100.7%		10,091,252
OTHER ASSETS AND LIABILITIES, NET — (0.7)%		(67,291)
NET ASSETS — 100.0%		$10,023,961

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $10,212,367 and the unrealized appreciation and depreciation were $20,355 and $(141,470), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2013, these securities amounted to $250,239 or 2.50% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on October 31, 2013. Date shown represents the final maturity date.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
‡	Real Estate Investment Trust.

ETF — Exchange-Traded Fund
MBS — Mortgage Backed Security
MTN — Medium Term Note

2

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2013 (unaudited)

The following is a list of the inputs used as of October 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$4,261,145	$—	$4,261,145
U.S. Government Mortgage Backed Obligations	—	2,630,129	—	2,630,129
U.S. Treasury Obligations	—	2,080,265	—	2,080,265
Registered Investment Companies	927,681	—	—	927,681
U.S. Government Agency Obligation	—	98,032	—	98,032
Repurchase Agreement	—	94,000	—	94,000
Total Investments in Securities	$927,681	$9,163,571	$—	$10,091,252

For the period ended of October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

3

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 96.5%
CONSUMER DISCRETIONARY — 33.8%
AMC Entertainment
8.75%, 6/1/19	$80,000	$86,100
American Greetings
7.38%, 12/1/21	120,000	119,700
Ameristar Casinos
7.50%, 4/15/21	80,000	87,800
Best Buy
5.50%, 3/15/21	180,000	182,250
Burlington Coat Factory Warehouse
10.00%, 2/15/19	120,000	134,400
Chrysler Group
8.00%, 6/15/19	80,000	88,600
Dana Holding
6.50%, 2/15/19	120,000	128,400
DISH DBS
7.75%, 5/31/15	120,000	131,250
4.63%, 7/15/17	100,000	104,000
Gannett
7.13%, 9/1/18	80,000	86,000
Goodyear Tire & Rubber
7.00%, 5/15/22	120,000	129,000
Jarden
7.50%, 5/1/17	160,000	185,200
JC Penney
7.65%, 8/15/16	80,000	65,400
L Brands
8.50%, 6/15/19	160,000	192,600
Lamar Media
7.88%, 4/15/18	80,000	85,200
Lear
4.75%, 1/15/23 (A)	200,000	193,500
Levi Strauss
6.88%, 5/1/22	80,000	86,800
Media General
11.75%, 2/15/17	80,000	87,000
New York Times
5.00%, 3/15/15	80,000	83,400
PVH
7.38%, 5/15/20	80,000	87,600
Royal Caribbean Cruises
6.88%, 12/1/13	120,000	120,450
Sears Holdings
6.63%, 10/15/18	40,000	37,700
Shea Homes
8.63%, 5/15/19	100,000	110,750
Shearers Foods
9.00%, 11/1/19 (A)	100,000	105,750
Sinclair Televison Group
5.38%, 4/1/21	120,000	117,300
Sirius XM Radio
5.25%, 8/15/22 (A)	40,000	40,600
Spectrum Brands Escrow
6.38%, 11/15/20 (A)	80,000	85,000
Tomkins
9.00%, 10/1/18	60,000	65,700
TRW Automotive
8.88%, 12/1/17 (A)	120,000	126,001
Visteon
6.75%, 4/15/19	80,000	85,400
WMG Acquisition
6.00%, 1/15/21 (A)	114,000	119,700
Wynn Las Vegas
7.75%, 8/15/20	80,000	90,200
		3,448,751
CONSUMER STAPLES — 4.3%
Constellation Brands
7.25%, 5/15/17	120,000	139,650
3.75%, 5/1/21	150,000	143,813
Pilgrim's Pride
7.88%, 12/15/18	40,000	43,700
Reynolds Group Issuer
6.88%, 2/15/21	100,000	108,500
		435,663
ENERGY — 3.7%
MEG Energy
6.50%, 3/15/21 (A)	77,000	80,369
Peabody Energy
6.00%, 11/15/18	180,000	189,900
Precision Drilling
6.50%, 12/15/21	100,000	106,500
		376,769
FINANCIALS — 5.9%
Ally Financial
7.50%, 9/15/20	100,000	117,000
6.25%, 12/1/17	80,000	88,600
CIT Group
5.00%, 5/15/17	120,000	129,000
Denali Borrower
5.63%, 10/15/20 (A)	100,000	99,000
Neuberger Berman Group
5.63%, 3/15/20 (A)	160,000	166,000
		599,600
HEALTH CARE — 6.6%
Endo Health Solutions
7.00%, 7/15/19	210,000	224,175
HCA
8.50%, 4/15/19	80,000	85,900
Hologic
2.00%, 12/15/13 (B)	80,000	79,900
Kinetic Concepts
10.50%, 11/1/18	180,000	202,950
Warner Chilcott
7.75%, 9/15/18	80,000	87,200
		680,125
INDUSTRIALS — 13.1%
Bombardier
7.50%, 3/15/18 (A)	80,000	90,600
Case New Holland
7.88%, 12/1/17	80,000	94,700
CHC Helicopter
9.25%, 10/15/20	80,000	86,400
Hertz
6.75%, 4/15/19	80,000	86,300
International Lease Finance
8.75%, 3/15/17	160,000	188,000
8.63%, 9/15/15	20,000	22,250
Iron Mountain
8.38%, 8/15/21	66,000	71,280

4

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Manitowoc
8.50%, 11/1/20	$80,000	$90,800
Navistar International
8.25%, 11/1/21	80,000	81,700
RR Donnelley & Sons
7.88%, 3/15/21	100,000	111,500
Schaeffler Finance
7.75%, 2/15/17 (A)	120,000	136,200
Spirit Aerosystems
6.75%, 12/15/20	100,000	107,000
Terex
6.50%, 4/1/20	80,000	85,600
United Rentals North America
5.75%, 7/15/18	80,000	85,800
		1,338,130
INFORMATION TECHNOLOGY — 5.2%
Advanced Micro Devices
7.75%, 8/1/20	40,000	40,000
IAC/InterActive
4.75%, 12/15/22	250,000	236,875
Jabil Circuit
5.63%, 12/15/20	160,000	168,000
SunGard Data Systems
7.38%, 11/15/18	80,000	84,800
		529,675
MATERIALS — 12.7%
AK Steel
7.63%, 5/15/20	120,000	107,400
Aleris International
7.63%, 2/15/18	80,000	84,800
Atkore International
9.88%, 1/1/18	40,000	43,200
Cascades
7.75%, 12/15/17	120,000	125,100
Domtar
10.75%, 6/1/17	80,000	100,106
FMG Resources August 2006 PTY
6.88%, 2/1/18 (A)	180,000	190,800
FQM Akubra
8.75%, 6/1/20 (A)	120,000	132,600
HudBay Minerals
9.50%, 10/1/20	40,000	41,200
Masonite International
8.25%, 4/15/21 (A)	80,000	88,000
NOVA Chemicals
8.63%, 11/1/19	120,000	132,600
Steel Dynamics
7.63%, 3/15/20	100,000	108,500
Tembec Industries
11.25%, 12/15/18	40,000	43,700
United States Steel
7.38%, 4/1/20	100,000	105,500
		1,303,506
TELECOMMUNICATION SERVICES — 8.3%
CenturyLink
6.45%, 6/15/21	80,000	83,200
Cincinnati Bell
8.38%, 10/15/20	80,000	85,200
Intelsat Jackson Holdings
7.25%, 10/15/20	80,000	86,800
MetroPCS Wireless
6.63%, 11/15/20	120,000	126,900
6.25%, 4/1/21 (A)	100,000	104,625
Qwest Communications International
7.13%, 4/1/18	120,000	124,500
Sprint Capital
6.90%, 5/1/19	50,000	53,875
Sprint Nextel
6.00%, 12/1/16	120,000	129,750
T-Mobile USA
6.73%, 4/28/22	50,000	52,812
		847,662
UTILITIES — 2.9%
AES
8.00%, 10/15/17	9,000	10,597
Calpine
7.88%, 7/31/20 (A)	80,000	87,400
7.88%, 1/15/23 (A)	100,000	108,750
NRG Energy
8.50%, 6/15/19	80,000	86,200
		292,947
TOTAL CORPORATE OBLIGATIONS		9,852,828
TOTAL INVESTMENTS
(Cost $9,868,533) † — 96.5%		9,852,828
OTHER ASSETS AND LIABILITIES, NET — 3.5%		357,374
NET ASSETS — 100.0%		$10,210,202

†	At October 31, 2013, the tax basis cost of the Fund's investments was $9,868,533 and the unrealized appreciation and depreciation were $71,530 and $(87,235), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2013, these securities amounted to $1,954,895 or 19.15% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on October 31, 2013. The coupon on a step bond changes on a specified date.

PTY — Proprietary

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

5

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1-5 Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
REGISTERED INVESTMENT COMPANY — 60.5%
Vanguard Short-Term Corporate Bond ETF	38,240	$3,062,642
TOTAL REGISTERED INVESTMENT COMPANY		3,062,642
CORPORATE OBLIGATIONS — 35.0%
CONSUMER DISCRETIONARY — 2.7%
Comcast
5.70%, 5/15/18	$25,000	29,196
Ford Motor Credit
2.38%, 1/16/18	55,000	55,315
NBCUniversal Media
2.88%, 4/1/16	50,000	52,447
		136,958
CONSUMER STAPLES — 4.1%
Anheuser-Busch InBev Worldwide
0.80%, 7/15/15	50,000	50,230
Coca-Cola
1.80%, 9/1/16	50,000	51,511
CVS Caremark
5.75%, 6/1/17	50,000	57,324
Diageo Capital
1.50%, 5/11/17	50,000	50,255
		209,320
ENERGY — 3.2%
Kinder Morgan Energy Partners
5.95%, 2/15/18	25,000	28,839
Statoil
3.13%, 8/17/17	50,000	53,225
TransCanada PipeLines
3.40%, 6/1/15	75,000	78,296
		160,360
FINANCIALS — 21.5%
Bank of America
3.88%, 3/22/17	50,000	53,607
2.00%, 1/11/18	25,000	24,929
Bank of Montreal MTN
1.40%, 9/11/17	50,000	49,774
Berkshire Hathaway
0.80%, 2/11/16	50,000	50,173
Branch Banking & Trust
1.45%, 10/3/16	25,000	25,289
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	50,000	49,312
Citigroup
4.45%, 1/10/17	50,000	54,367
2.25%, 8/7/15	75,000	76,591
Daimler Finance North America
1.25%, 1/11/16 (A)	67,000	67,337
General Electric Capital
1.00%, 12/11/15	100,000	100,421
JPMorgan Chase
6.00%, 10/1/17	110,000	126,803
3.70%, 1/20/15	25,000	25,899
Metropolitan Life Global Funding I
1.70%, 6/29/15 (A)	50,000	50,664

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PNC Funding
2.70%, 9/19/16	$75,000	$78,147
Royal Bank of Canada MTN
0.80%, 10/30/15	100,000	100,479
US Bancorp MTN
1.65%, 5/15/17	50,000	50,434
Wells Fargo MTN
2.63%, 12/15/16	100,000	104,757
		1,088,983
INDUSTRIALS — 1.0%
United Technologies
1.80%, 6/1/17	50,000	50,974

TELECOMMUNICATION SERVICES — 2.5%
AT&T
1.40%, 12/1/17	50,000	49,332
Verizon Communications
3.65%, 9/14/18	25,000	26,589
2.00%, 11/1/16	50,000	51,028
		126,949
TOTAL CORPORATE OBLIGATIONS		1,773,544
U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Notes
2.38%, 5/31/18	40,000	42,116
1.50%, 6/30/16	75,000	77,016
1.38%, 11/30/18	30,000	30,058
0.25%, 5/31/15	10,000	10,002
TOTAL U.S. TREASURY OBLIGATIONS		159,192
REGIONAL GOVERNMENT OBLIGATION — 1.0%
Province of Ontario Canada
1.10%, 10/25/17	50,000	49,630
TOTAL REGIONAL GOVERNMENT OBLIGATION		49,630
TOTAL INVESTMENTS
(Cost $4,997,142) † — 99.6%		5,045,008
OTHER ASSETS AND LIABILITIES, NET — 0.4%		19,143
NET ASSETS — 100.0%		$5,064,151

†	At October 31, 2013, the tax basis cost of the Fund's investments was $4,997,142 and the unrealized appreciation and depreciation were $48,036 and $(170), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2013, these securities amounted to $118,001 or 2.33% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

ETF — Exchange-Traded Fund
MTN — Medium Term Note

6

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1-5 Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2013 (unaudited)

The following is a list of the inputs used as of October 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Company	$3,062,642	$—	$—	$3,062,642
Corporate Obligations	—	1,773,544	—	1,773,544
U.S. Treasury Obligations	—	159,192	—	159,192
Regional Government Obligation	—	49,630	—	49,630
Total Investments in Securities	$3,062,642	$1,982,366	$—	$5,045,008

For the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

7

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5-10 Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
REGISTERED INVESTMENT COMPANY — 56.2%
Vanguard Intermediate-Term Corporate Bond ETF	34,400	$2,897,856
TOTAL REGISTERED INVESTMENT COMPANY		2,897,856
CORPORATE OBLIGATIONS — 40.4%
CONSUMER DISCRETIONARY — 3.4%
Comcast
5.70%, 5/15/18	$35,000	40,875
2.85%, 1/15/23	50,000	48,214
Ford Motor Credit
2.38%, 1/16/18	85,000	85,486
		174,575
CONSUMER STAPLES — 3.5%
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	50,000	57,786
CVS Caremark
2.75%, 12/1/22	50,000	46,759
SABMiller Holdings
3.75%, 1/15/22 (A)	75,000	76,897
		181,442
ENERGY — 4.2%
ConocoPhillips
5.75%, 2/1/19	50,000	58,760
Enbridge
4.00%, 10/1/23	60,000	60,965
Phillips 66
4.30%, 4/1/22	50,000	51,917
TransCanada PipeLines
2.50%, 8/1/22	50,000	46,682
		218,324
FINANCIALS — 21.5%
AvalonBay Communities
2.95%, 9/15/22 ‡	50,000	46,922
Bank of America
5.70%, 1/24/22	25,000	28,699
5.63%, 7/1/20	75,000	85,951
4.10%, 7/24/23	60,000	60,798
Bank of Nova Scotia
4.38%, 1/13/21	75,000	81,605
Berkshire Hathaway Finance
3.00%, 5/15/22	50,000	49,100
Citigroup
3.38%, 3/1/23	50,000	48,445
2.50%, 9/26/18	75,000	75,651
ERP Operating
4.63%, 12/15/21 ‡	50,000	53,861
General Electric Capital
2.10%, 12/11/19	105,000	104,100
John Deere Capital
1.70%, 1/15/20	75,000	71,437
JPMorgan Chase
4.95%, 3/25/20	45,000	50,140
3.25%, 9/23/22	65,000	62,785
PNC Funding
4.38%, 8/11/20	50,000	54,329
3.30%, 3/8/22	50,000	49,376

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
US Bancorp MTN
4.13%, 5/24/21	$75,000	$80,593
Wells Fargo MTN
3.50%, 3/8/22	100,000	101,494
		1,105,286
INDUSTRIALS — 3.1%
Burlington Northern Santa Fe
3.05%, 9/1/22	55,000	52,837
Eaton
2.75%, 11/2/22 (A)	50,000	46,895
Union Pacific
4.16%, 7/15/22	55,000	58,168
		157,900
INFORMATION TECHNOLOGY — 1.7%
International Business Machines
1.88%, 5/15/19	90,000	89,130

TELECOMMUNICATION SERVICES — 3.0%
AT&T
3.00%, 2/15/22	50,000	47,033
Verizon Communications
5.15%, 9/15/23	50,000	54,249
3.65%, 9/14/18	50,000	53,178
		154,460
TOTAL CORPORATE OBLIGATIONS		2,081,117
U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bond
2.63%, 11/15/20	42,000	43,919
U.S. Treasury Notes
1.75%, 5/15/23	55,000	51,369
1.38%, 11/30/18	5,000	5,010
TOTAL U.S. TREASURY OBLIGATIONS		100,298
REGIONAL GOVERNMENT OBLIGATION — 1.0%
Province of Quebec Canada
3.50%, 7/29/20	50,000	52,970
TOTAL REGIONAL GOVERNMENT OBLIGATION		52,970
TOTAL INVESTMENTS
(Cost $5,022,815) † — 99.6%		5,132,241
OTHER ASSETS AND LIABILITIES, NET — 0.4%		22,838
NET ASSETS — 100.0%		$5,155,079

†	At October 31, 2013, the tax basis cost of the Fund's investments was $5,022,815 and the unrealized appreciation and depreciation were $111,071 and $(1,645), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2013, these securities amounted to $123,792 or 2.40% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
‡	Real Estate Investment Trust.

ETF — Exchange-Traded Fund
MTN — Medium Term Note

8

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5-10 Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2013 (unaudited)

The following is a list of the inputs used as of October 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Company	$2,897,856	$—	$—	$2,897,856
Corporate Obligations	—	2,081,117	—	2,081,117
U.S. Treasury Obligations	—	100,298	—	100,298
Regional Government Obligation	—	52,970	—	52,970
Total Investments in Securities	$2,897,856	$2,234,385	$—	$5,132,241

For the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

9

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Shareholder Yield Fund* • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 99.0%
CONSUMER DISCRETIONARY — 7.9%
Comcast, Cl A	1,610	$74,543
Genuine Parts	700	55,181
Home Depot	730	56,860
Mattel	2,050	90,958
McDonald's	510	49,225
Regal Entertainment Group, Cl A	2,260	42,963
Time Warner	1,170	80,426
		450,156
CONSUMER STAPLES — 16.7%
Altria Group	2,650	98,659
Campbell Soup	1,400	59,598
Coca-Cola	1,290	51,045
Coca-Cola Enterprises	1,260	52,580
Colgate-Palmolive	480	31,070
CVS Caremark	480	29,885
Hershey	450	44,658
Kimberly-Clark	930	100,440
Kraft Foods Group	1,310	71,238
Lorillard	1,350	68,863
Molson Coors Brewing, Cl B	1,000	54,000
PepsiCo	340	28,591
Philip Morris International	810	72,187
Procter & Gamble	650	52,488
Reynolds American	1,640	84,247
Wal-Mart Stores	720	55,260
		954,809
ENERGY — 8.3%
ConocoPhillips	900	65,970
Diamond Offshore Drilling	1,020	63,169
Enterprise Products Partners (A)	650	41,132
Exxon Mobil	260	23,301
Kinder Morgan Energy Partners (A)	450	36,315
MarkWest Energy Partners (A)	570	42,340
ONEOK	1,090	61,585
ONEOK Partners (A)	650	34,950
Royal Dutch Shell PLC ADR, Cl A	800	53,328
Spectra Energy	1,440	51,221
		473,311
FINANCIALS — 10.4%
Arthur J Gallagher	1,910	90,629
BlackRock, Cl A	180	54,146
CME Group, Cl A	830	61,594
Commonwealth Bank of Australia ADR	460	33,180
Corrections Corp of America ‡	1,000	37,000
Health Care ‡	1,130	73,280
M&T Bank	420	47,263
Marsh & McLennan	1,060	48,548
Republic Services	570	33,049
Ventas ‡	380	24,791
Waddell & Reed Financial, Cl A	730	45,078
Wells Fargo	1,010	43,117
		591,675
HEALTH CARE — 6.7%
AbbVie	1,990	96,416
Bristol-Myers Squibb	920	48,318
Johnson & Johnson	1,030	95,388
Medtronic	1,120	64,288
Merck	865	39,003
UnitedHealth Group	610	41,639
		385,052
INDUSTRIALS — 17.8%
3M	640	80,544
Boeing	450	58,725
Deere	280	22,915
Deluxe	1,350	63,571
Eaton PLC	1,090	76,910
Emerson Electric	1,310	87,731
General Dynamics	630	54,577
Honeywell International	920	79,792
Lockheed Martin	770	102,672
Raytheon	1,350	111,199
Republic Services, Cl A	1,490	49,870
RR Donnelley & Sons	2,630	48,839
United Parcel Service, Cl B	290	28,490
United Technologies	540	57,375
Waste Management	2,220	96,659
		1,019,869
INFORMATION TECHNOLOGY — 10.4%
Apple	90	47,011
Automatic Data Processing	990	74,220
Intel	1,220	29,805
KLA-Tencor	960	62,976
Linear Technology	660	27,152
Microchip Technology	1,730	74,321
Microsoft	1,470	51,964
Oracle	1,580	52,930
Paychex	1,710	72,265
Seagate Technology PLC	2,120	103,202
		595,846
MATERIALS — 3.3%
Bemis	680	27,132
BHP Billiton ADR	500	35,345
Dow Chemical	1,200	47,364
EI du Pont de Nemours	770	47,124
RPM International	870	33,686
		190,651
TELECOMMUNICATION SERVICES — 3.5%
AT&T	1,660	60,092
CenturyLink	2,210	74,830
Verizon Communications	1,280	64,653
		199,575

10

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Shareholder Yield Fund* • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
UTILITIES — 14.0%
Ameren	1,200	$43,416
CMS Energy	2,060	56,568
Dominion Resources	880	56,100
Duke Energy	1,060	76,034
Entergy	400	25,888
Integrys Energy Group	820	48,118
NiSource	2,420	76,278
Northeast Utilities	1,260	54,041
PPL	2,040	62,485
SCANA	750	34,973
Southern	1,000	40,910
TECO Energy	1,880	32,280
Vectren	1,150	40,158
Westar Energy, Cl A	1,200	37,932
WGL Holdings	810	36,458
Wisconsin Energy	1,930	81,272
		802,911
TOTAL COMMON STOCK		5,663,855
TOTAL INVESTMENTS
(Cost $5,021,734) † — 99.0%		5,663,855
OTHER ASSETS AND LIABILITIES, NET — 1.0%		55,248
NET ASSETS — 100.0%		$5,719,103

†	At October 31, 2013, the tax basis cost of the Fund's investments was $5,021,734 and the unrealized appreciation and depreciation were $668,721 and $(26,600), respectively.
(A)	Security considered to be a Master Limited Partnership. At October 31, 2013, these securities amounted to $154,737 or 2.71% of net assets.

‡	Real Estate Investment Trust.

*	Effective September 25, 2013, the TDAM U.S. Equity Income Fund is renamed “TDAM U.S. Equity Shareholder Yield Fund”.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

11

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Large Cap Core Equity Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 93.4%
CONSUMER DISCRETIONARY — 14.3%
Comcast, Cl A	2,260	$104,638
Delphi Automotive PLC	1,010	57,772
General Motors *	1,530	56,534
Genuine Parts	740	58,334
International Game Technology	5,010	94,188
Kohl's	1,800	102,240
McDonald's	750	72,390
Staples	4,120	66,414
Time Warner	1,960	134,730
TJX	2,040	124,012
		871,252
CONSUMER STAPLES — 5.7%
Colgate-Palmolive	1,060	68,614
CVS Caremark	1,850	115,181
JM Smucker	570	63,389
PepsiCo	1,200	100,908
		348,092
ENERGY — 8.4%
Cameron International *	1,240	68,026
Devon Energy	1,250	79,025
Exxon Mobil	1,460	130,845
National Oilwell Varco	1,620	131,512
Occidental Petroleum	1,060	101,845
		511,253
FINANCIALS — 16.2%
American Express	720	58,896
American International Group	1,970	101,750
Ameriprise Financial	860	86,464
BlackRock, Cl A	560	168,454
Capital One Financial	1,250	85,838
CIT Group	2,020	97,283
Citigroup	2,010	98,048
CME Group, Cl A	1,330	98,699
Marsh & McLennan	2,410	110,378
Ventas ‡	1,290	84,160
		989,970
HEALTH CARE — 11.8%
Abbott Laboratories	2,640	96,492
AbbVie	1,950	94,477
Aetna	1,770	110,979
Agilent Technologies	2,410	122,332
DaVita HealthCare Partners *	1,570	88,250
Thermo Fisher Scientific	1,000	97,780
UnitedHealth Group	1,650	112,629
		722,939
INDUSTRIALS — 9.0%
Boeing	1,450	189,225
Danaher	1,850	133,366
Ingersoll-Rand PLC	1,510	101,970
Rockwell Collins	950	66,339
United Technologies	530	56,313
		547,213
INFORMATION TECHNOLOGY — 18.1%
Apple	365	190,658
Applied Materials	5,080	90,678
Check Point Software Technologies *	960	55,699
Electronic Arts *	1,920	50,400
Fidelity National Information Services	2,040	99,450
Microsoft	5,290	187,002
Oracle	3,910	130,985
Seagate Technology PLC	1,380	67,178
Texas Instruments	2,830	119,087
Visa, Cl A	590	116,035
		1,107,172
MATERIALS — 5.4%
Ecolab	220	23,320
EI du Pont de Nemours	1,540	94,248
International Paper	2,040	91,004
Praxair	980	122,216
		330,788
TELECOMMUNICATION SERVICES — 1.6%
CenturyLink	2,940	99,548

UTILITIES — 2.9%
Northeast Utilities	1,930	82,778
Wisconsin Energy	2,240	94,326
		177,104
TOTAL COMMON STOCK		5,705,331
TOTAL INVESTMENTS
(Cost $4,898,378) † — 93.4%		5,705,331
OTHER ASSETS AND LIABILITIES, NET — 6.6%		400,302
NET ASSETS — 100.0%		$6,105,633

†	At October 31, 2013, the tax basis cost of the Fund's investments was $4,898,378 and the unrealized appreciation and depreciation were $834,555 and $(27,602), respectively.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class
PLC — Public Limited Company

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

12

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Equity Shareholder Yield Fund* • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 51.1%
AUSTRALIA — 3.7%
BHP Billiton	1,300	$46,273
Commonwealth Bank of Australia	460	33,077
Telstra	17,400	85,189
Westpac Banking	1,390	45,049
		209,588
BELGIUM — 0.5%
Anheuser-Busch InBev	290	30,161

CANADA — 3.3%
BCE	2,105	91,597
Rogers Communications, Cl B	990	44,931
Shaw Communications, Cl B	2,220	53,102
		189,630
FRANCE — 8.1%
Electricite De France	2,000	70,169
Sanofi	445	47,454
SCOR	2,140	75,647
Total SA	1,750	107,553
Vinci	1,635	104,880
Vivendi	2,385	60,539
		466,242
GERMANY — 7.2%
BASF	795	82,716
Daimler	960	78,780
Deutsche Post	2,080	70,391
Deutsche Telekom	6,280	98,910
Muenchener Rueckversicherungs	380	79,404
		410,201
ITALY — 1.7%
Terna Rete Elettrica Nazionale	19,500	96,638

NORWAY — 1.5%
Orkla	4,200	34,041
Yara International	1,260	54,396
		88,437
PHILIPPINES — 0.5%
Philippine Long Distance Telephone ADR	410	27,121

SWEDEN — 0.6%
Svenska Handelsbanken, Cl A	700	31,716

SWITZERLAND — 4.4%
Nestle SA	440	31,763
Novartis AG	765	59,397
Roche Holding AG	220	60,907
Swisscom	195	99,526
		251,593
UNITED KINGDOM — 19.6%
AstraZeneca PLC ADR	1,845	97,527
BAE Systems PLC	13,080	95,363
British American Tobacco PLC	795	43,799
Centrica PLC	10,900	61,764
Compass Group PLC	2,180	31,354
Diageo PLC ADR	220	28,070
GlaxoSmithKline PLC	3,360	88,543
Imperial Tobacco Group PLC	2,355	87,944
National Grid PLC	7,995	100,567
Pearson PLC	2,830	59,171
Royal Dutch Shell PLC, Cl A ADR	1,255	83,658
Severn Trent PLC	1,440	42,876
SSE PLC	3,815	86,617
United Utilities Group	6,140	69,358
Vodafone Group	31,610	113,785
WM Morrison Supermarkets PLC	6,975	31,494
		1,121,890
TOTAL FOREIGN COMMON STOCK		2,923,217
COMMON STOCK — 46.5%
UNITED STATES — 46.5%
CONSUMER DISCRETIONARY — 3.8%
Comcast, Cl A	750	34,725
Mattel	1,420	63,005
McDonald's	395	38,125
Regal Entertainment Group, Cl A	2,305	43,818
Time Warner	515	35,401
		215,074
CONSUMER STAPLES — 8.4%
Altria Group	2,670	99,404
Coca-Cola	695	27,501
Kimberly-Clark	695	75,060
Lorillard	1,870	95,389
PepsiCo	365	30,693
Philip Morris International	760	67,731
Reynolds American	1,720	88,356
		484,134
ENERGY — 5.5%
ConocoPhillips	1,100	80,630
Diamond Offshore Drilling	1,015	62,859
Enterprise Products Partners (A)	710	44,929
Kinder Morgan Energy Partners (A)	1,030	83,121
MarkWest Energy Partners (A)	580	43,082
		314,621
FINANCIALS — 4.2%
Arthur J Gallagher	755	35,825
CME Group, Cl A	450	33,395
Corrections Corp of America ‡	1,180	43,660
Health Care ‡	1,320	85,602
Wells Fargo	1,000	42,690
		241,172
HEALTH CARE — 2.8%
AbbVie	875	42,394
Bristol-Myers Squibb	600	31,512
Johnson & Johnson	505	46,768
Merck	840	37,876
		158,550
INDUSTRIALS — 5.7%
Deere	345	28,235
Emerson Electric	675	45,205
Honeywell International	405	35,126
Lockheed Martin	795	106,005
RR Donnelley & Sons	2,700	50,139
Waste Management	1,390	60,521
		325,231

13

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Equity Shareholder Yield Fund* • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
INFORMATION TECHNOLOGY — 3.6%
Apple	90	$47,012
Automatic Data Processing	465	34,861
KLA-Tencor	755	49,528
Microchip Technology	980	42,101
Microsoft	1,000	35,350
		208,852
MATERIALS — 1.4%
Dow Chemical	1,200	47,364
EI du Pont de Nemours	545	33,354
		80,718
TELECOMMUNICATION SERVICES — 3.9%
AT&T	1,965	71,133
CenturyLink	2,435	82,449
Verizon Communications	1,395	70,461
		224,043
UTILITIES — 7.2%
Ameren	1,890	68,380
Dominion Resources	480	30,600
Duke Energy	1,340	96,118
Integrys Energy Group	645	37,849
PPL	2,815	86,223
Southern	1,095	44,796
TECO Energy	2,800	48,076
		412,042
TOTAL COMMON STOCK		2,664,437

TOTAL INVESTMENTS
(Cost $5,007,506) † — 97.6%		5,587,654
OTHER ASSETS AND LIABILITIES, NET — 2.4%		138,413
NET ASSETS — 100.0%		$5,726,067

†	At October 31, 2013, the tax basis cost of the Fund's investments was $5,007,506 and the unrealized appreciation and depreciation were $619,255 and $(39,107), respectively.
(A)	Security considered to be a Master Limited Partnership. At October 31, 2013, these securities amounted to $171,132 or 2.99% of net assets.
‡	Real Estate Investment Trust.

*	Effective September 25, 2013, the TDAM Global Equity Income Fund is renamed “TDAM Global Equity Shareholder Yield Fund”.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

14

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 66.3%
AUSTRALIA — 12.4%
AGL Energy	5,429	$80,253
Amcor	7,970	81,656
Asciano	4,291	23,604
Brambles	8,524	74,925
CFS Retail Property Trust Group ‡	33,937	66,397
Coca-Cola Amatil	4,832	58,914
Crown	5,857	93,388
Dexus Property Group ‡	68,201	69,940
GPT Group ‡	22,698	79,162
Mirvac Group ‡	35,416	58,244
Orica	2,436	48,512
Origin Energy	4,039	55,850
Sonic Healthcare Limited	5,539	84,496
SP AusNet	53,281	62,948
Stockland ‡	18,814	71,306
Tatts Group	23,029	68,345
Telstra	15,762	77,169
Wesfarmers	317	12,874
Westfield Group ‡	6,635	67,853
Woolworths	2,095	69,105
		1,304,941
BELGIUM — 1.1%
Belgacom	2,889	79,098
Colruyt	624	34,902
		114,000
CANADA — 9.8%
Bank of Montreal	1,200	83,579
Bank of Nova Scotia	300	18,239
BCE	1,550	67,447
Bell Aliant	2,900	73,456
Canadian Imperial Bank of Commerce	950	80,818
Canadian National Railway	600	65,919
Fortis	1,500	46,655
Intact Financial	1,250	77,962
Metro, Cl A	450	28,153
RioCan ‡	2,600	63,463
Rogers Communications, Cl B	1,200	54,461
Shaw Communications, Cl B	3,000	71,760
TELUS	2,200	76,847
Tim Hortons	1,450	86,556
TransAlta	4,700	63,244
TransCanada	1,550	69,855
		1,028,414
CHINA — 0.9%
China BlueChemical	9,000	5,781
China Petroleum & Chemical	85,800	70,052
Parkson Retail Group	26,000	8,920
PetroChina	4,000	4,582
		89,335
COLOMBIA — 0.1%
Isagen ESP	6,122	9,770

DENMARK — 0.7%
William Demant Holding *	782	77,371

FRANCE — 3.8%
Air Liquide	595	81,029
Bureau Veritas	2,340	70,660
Danone	1,042	77,275
L'Oreal	77	13,188
Societe BIC	644	80,488
Sodexo	785	76,197
		398,837
GERMANY — 2.1%
Fresenius	602	78,247
Fresenius Medical Care	1,099	72,758
Hannover Rueckversicherung	920	73,811
		224,816
HONG KONG — 4.3%
Beijing Enterprises Holdings	9,750	80,045
Cheung Kong Infrastructure Holdings	11,000	76,544
China Mobile	7,250	76,119
CLP Holdings	8,750	70,424
Guangdong Investment	25,000	21,508
Kunlun Energy	36,000	58,878
Power Assets Holdings	7,750	64,575
		448,093
JAPAN — 5.4%
Aeon	1,250	16,996
Ajinomoto	4,500	62,834
FamilyMart	1,650	73,749
Hankyu Hanshin Holdings	9,500	53,138
Lawson	1,000	80,037
Nippon Telegraph & Telephone	1,200	62,118
Nissin Foods Holdings	1,650	70,477
Nitori Holdings	950	88,981
Taisho Pharmaceutical Holdings	300	21,021
Tobu Railway	1,000	5,166
Tokyo Gas	1,000	5,410
USS	2,000	29,208
		569,135
LUXEMBOURG — 0.6%
SES	2,346	68,293

MALAYSIA — 4.7%
Alliance Financial Group	42,000	69,078
Berjaya Sports	52,800	68,101
Digi Swisscom Berhad	37,700	59,736
Malayan Banking	24,000	74,231
Maxis Berhad	32,600	74,280
Public Bank Berhad	13,800	80,031
Sime Darby Berhad	23,600	71,274
		496,731
NETHERLANDS — 1.2%
Koninklijke Ahold	819	15,590
Koninklijke Vopak	1,156	71,172
Unilever	895	35,447
		122,209
NEW ZEALAND — 0.4%
Contact Energy	8,662	37,563

SINGAPORE — 3.4%
ComfortDelGro	33,500	51,914
Singapore Press Holdings	20,500	70,137
Singapore Technologies Engineering	22,500	76,437
Singapore Telecommunications	26,000	79,118

15

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
StarHub	22,000	$78,812
		356,418
SOUTH AFRICA — 0.6%
AngloGold Ashanti	2,461	37,435
Gold Fields	5,561	26,091
		63,526
SWEDEN — 0.8%
TeliaSonera	10,406	86,234

SWITZERLAND — 1.8%
Nestle SA	1,020	73,632
Schindler Holding	213	30,283
Swisscom	161	82,172
		186,087
TAIWAN — 1.5%
Chunghwa Telecom ADR	2,400	76,416
Taiwan Semiconductor Manufacturing ADR	4,350	80,084
		156,500
UNITED KINGDOM — 10.7%
AstraZeneca PLC	1,587	84,201
Centrica PLC	12,218	69,233
Compass Group PLC	5,788	83,246
Diageo	2,380	75,826
G4S PLC	7,716	32,353
GlaxoSmithKline PLC	3,213	84,669
National Grid PLC	6,513	81,925
Pearson PLC	3,695	77,257
Reckitt Benckiser Group PLC	1,037	80,610
Severn Trent PLC	2,077	61,843
Shire PLC	2,625	115,788
SSE PLC	3,285	74,584
United Utilities Group	6,991	78,971
Vodafone Group	11,249	40,493
Whitbread PLC	420	23,119
WM Morrison Supermarkets PLC	11,861	53,555
		1,117,673
TOTAL FOREIGN COMMON STOCK		6,955,946
COMMON STOCK — 31.5%
UNITED STATES — 31.5%
CONSUMER DISCRETIONARY — 2.8%
AutoZone *	150	65,203
McDonald's	750	72,390
PetSmart	1,200	87,312
TJX	1,200	72,948
		297,853
CONSUMER STAPLES — 10.2%
Campbell Soup	1,750	74,497
Church & Dwight	350	22,802
Clorox	900	81,171
Coca-Cola	1,850	73,204
Colgate-Palmolive	1,300	84,149
Costco Wholesale	150	17,700
Dr Pepper Snapple Group	1,500	71,025
General Mills	1,550	78,151
Hershey	850	84,354
Hormel Foods	550	23,903
Kellogg	1,150	72,738
Kimberly-Clark	750	81,000
McCormick	1,050	72,608
PepsiCo	950	79,886
Procter & Gamble	850	68,638
Wal-Mart Stores	1,050	80,588
		1,066,414
FINANCIALS — 4.5%
American Capital Agency ‡	2,150	46,698
Annaly Capital Management ‡	4,700	55,413
Arch Capital Group *	1,400	81,144
Berkshire Hathaway, Cl B *	500	57,540
Chubb	900	82,872
RenaissanceRe Holdings	800	74,968
WR Berkley	1,750	76,842
		475,477
HEALTH CARE — 1.7%
Cardinal Health	1,350	79,191
Eli Lilly	1,300	64,766
Johnson & Johnson	350	32,413
		176,370
INDUSTRIALS — 1.6%
Lockheed Martin	700	93,338
Precision Castparts	300	76,035
		169,373
INFORMATION TECHNOLOGY — 0.5%
International Business Machines	300	53,763

UTILITIES — 10.2%
Ameren	150	5,427
American Electric Power	150	7,026
American Water Works	1,800	77,166
CMS Energy	1,950	53,547
Consolidated Edison	1,250	72,775
Dominion Resources	1,300	82,875
DTE Energy	1,150	79,511
Duke Energy	1,050	75,316
Entergy	1,100	71,192
Pepco Holdings	3,550	68,444
Pinnacle West Capital	1,250	70,038
PPL	2,400	73,512
Public Service Enterprise Group	1,300	43,550
SCANA	1,500	69,945
Southern	1,650	67,502
Wisconsin Energy	1,800	75,798
Xcel Energy	2,550	73,593
		1,067,217
TOTAL COMMON STOCK		3,306,467

16

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
REGISTERED INVESTMENT COMPANIES — 1.0%
UNITED STATES — 1.0%
iShares MSCI EAFE Index Fund	800	$52,704
SPDR S&P 500 ETF	300	52,719
TOTAL REGISTERED INVESTMENT COMPANIES		105,423
TOTAL INVESTMENTS
(Cost $10,106,598) † — 98.8%		10,367,836
OTHER ASSETS AND LIABILITIES, NET — 1.2%		121,811
NET ASSETS — 100.0%		$10,489,647

A list of the open forward foreign currency contracts held by the Fund at October 31, 2013, is as follows:

					Unrealized
					Appreciation
Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
11/29/13	AUD	1,320,200	USD	1,263,351	$17,600
11/29/13	CAD	1,018,000	USD	975,091	(636)
11/29/13	CHF	159,500	USD	178,909	3,087
11/29/13	DKK	349,000	USD	64,599	1,054
11/29/13	EUR	645,500	USD	891,077	14,596
11/29/13	GBP	671,700	USD	1,085,560	8,750
11/29/13	HKD	3,820,000	USD	492,719	(25)
11/29/13	JPY	56,016,000	USD	575,346	5,603
11/29/13	NZD	46,500	USD	38,708	365
11/29/13	SEK	453,000	USD	71,138	1,273
11/29/13	SGD	397,000	USD	320,946	1,347
11/29/13	USD	27,330	JPY	2,670,000	(173)
					$52,841

A list of the counterparties for the open forward foreign currency contracts held by the Fund at October 31, 2013, is as follows:

	Settlement	Currency	Currency	Unrealized
Counterparty	Date	to Deliver	to Receive	Appreciation
BNY Mellon	11/29/13	$(5,931,759)	$5,984,600	$52,841

For the period ended October 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At October 31, 2013, the tax basis cost of the Fund's investments was $10,106,598 and the unrealized appreciation and depreciation were $565,953 and $(304,715), respectively.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
AUD — Australian Dollar
BNY — Bank of New York
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
MSCI — Morgan Stanley Capital International
NZD — New Zealand Dollar
PLC — Public Limited Company
S&P — Standard & Poor's
SEK — Swedish Krone
SGD — Singapore Dollar
SPDR — Standard & Poor's Depositary Receipt
USD — U.S. Dollar

The following is a list of the inputs used as of October 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$6,955,946	$—	$—	$6,955,946
Common Stock	3,306,467	—	—	3,306,467
Registered Investment Companies	105,423	—	—	105,423
Total Investments in Securities	$10,367,836	$—	$—	$10,367,836

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*
Unrealized Appreciation	$—	$53,675	$—	$53,675
Unrealized Depreciation	—	(834)	—	(834)
Total Other Financial Instruments	$—	$52,841	$—	$52,841

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

17

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global All Cap Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 53.3%
UNITED STATES — 53.3%
CONSUMER DISCRETIONARY — 3.7%
General Motors *	3,150	$116,393
Las Vegas Sands	1,715	120,427
Mattel	4,515	200,331
		437,151
CONSUMER STAPLES — 5.6%
Coca-Cola	2,650	104,861
CVS Caremark	2,995	186,469
Mondelez International, Cl A	3,650	122,786
PepsiCo	1,340	112,681
Philip Morris International	1,495	133,234
		660,031
ENERGY — 3.8%
National Oilwell Varco	2,745	222,839
Occidental Petroleum	2,400	230,592
		453,431
FINANCIALS — 12.9%
American International Group	4,040	208,666
Blackstone Group (A)	7,460	196,049
Capital One Financial	2,540	174,422
CIT Group	4,305	207,329
Citigroup	3,860	188,291
CME Group, Cl A	2,710	201,109
Huntington Bancshares	19,870	174,856
Oaktree Capital Group, Cl A (A)	3,110	177,021
		1,527,743
HEALTH CARE — 4.4%
Abbott Laboratories	3,130	114,401
Aetna	2,540	159,258
McKesson	1,545	241,545
		515,204
INDUSTRIALS — 8.4%
Boeing	1,695	221,197
General Electric	4,810	125,733
Hexcel *	2,965	125,449
Mueller Industries	2,840	171,224
Precision Castparts	815	206,562
United Technologies	1,380	146,625
		996,790
INFORMATION TECHNOLOGY — 7.7%
Apple	450	235,057
Automatic Data Processing	1,975	148,066
Mastercard, Cl A	295	211,545
Microsoft	5,535	195,662
Oracle	3,450	115,575
		905,905
MATERIALS — 6.4%
Ecolab	1,945	206,170
EI du Pont de Nemours	2,880	176,256
International Paper	2,720	121,339
Praxair	910	113,486
Rock Tenn, Cl A	1,245	133,227
		750,478
TELECOMMUNICATION SERVICES — 0.4%
Intelsat *	2,540	51,791

TOTAL COMMON STOCK		6,298,524
FOREIGN COMMON STOCK — 45.5%
AUSTRALIA — 2.0%
Amcor	11,050	113,212
Orica	6,000	119,486
		232,698
BELGIUM — 1.9%
Anheuser-Busch InBev	2,135	222,049

FRANCE — 9.4%
Essilor International	1,755	188,484
Eutelsat Communications	4,065	128,848
JCDecaux	5,195	208,714
LVMH Moet Hennessy Louis Vuitton SA	835	160,762
Safran	3,330	212,841
Sodexo	2,200	213,545
		1,113,194
GERMANY — 4.7%
BASF	1,200	124,854
Fresenius Medical Care	2,250	148,959
GEA Group	2,860	124,456
Linde	840	159,615
		557,884
IRELAND — 3.8%
Experian PLC	8,760	178,383
Ingersoll-Rand PLC	2,040	137,761
Seagate Technology PLC	2,810	136,791
		452,935
ISRAEL — 1.9%
Check Point Software Technologies *	3,905	226,568

JAPAN — 1.5%
Bridgestone	5,025	171,452

LUXEMBOURG — 1.4%
SES	5,630	163,891

NETHERLANDS — 1.6%
European Aeronautic Defense and Space	2,795	192,061

SPAIN — 1.5%
Amadeus IT Holding, Cl A	4,850	180,103

SWEDEN — 1.3%
Svenska Cellulosa, Cl B	5,330	151,344

SWITZERLAND — 5.7%
Nestle SA	2,450	176,861
Novartis AG	1,450	112,583
Roche Holding AG	430	119,046
SGS	50	117,155

18

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global All Cap Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
UBS AG	7,390	$143,019
		668,664
UNITED KINGDOM — 8.8%
Delphi Automotive PLC	3,610	206,492
Kingfisher PLC	23,200	140,427
Lloyds Banking Group PLC*	117,950	146,627
Pearson PLC	5,900	123,360
Rolls-Royce Holdings PLC	8,615	158,854
Vodafone Group	34,930	125,736
WPP PLC	6,755	143,511
		1,045,007
TOTAL FOREIGN COMMON STOCK		5,377,850

TOTAL INVESTMENTS
(Cost $10,251,635) † — 98.8%		11,676,374
OTHER ASSETS AND LIABILITIES, NET — 1.2%		139,584
NET ASSETS — 100.0%		$11,815,958

†	At October 31, 2013, the tax basis cost of the Fund's investments was $10,251,635 and the unrealized appreciation and depreciation were $1,460,105 and $(35,366), respectively.

(A)	Security considered to be a Master Limited Partnership. At October 31, 2013, these securities amounted to $373,070 or 3.16% of net assets.
*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

19

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 37.9%
U.S. Treasury Bills
0.06%, 3/27/14 (A)	$425,000	$424,893
0.05%, 2/27/14 (A)	425,000	424,927
0.02%, 1/30/14 (A)	400,000	399,962
U.S. Treasury Bond
3.63%, 8/15/43	173,000	172,787

TOTAL U.S. TREASURY OBLIGATIONS		1,422,569
CORPORATE OBLIGATIONS — 32.3%
CONSUMER DISCRETIONARY — 8.3%
AMC Entertainment
8.75%, 6/1/19	20,000	21,525
American Greetings
7.38%, 12/1/21	20,000	19,950
Ameristar Casinos
7.50%, 4/15/21	20,000	21,950
Burlington Coat Factory Warehouse
10.00%, 2/15/19	20,000	22,400
Chrysler Group
8.00%, 6/15/19	20,000	22,150
Dana Holding
6.50%, 2/15/19	20,000	21,400
Goodyear Tire & Rubber
7.00%, 5/15/22	20,000	21,500
Jarden
7.50%, 5/1/17	20,000	23,150
L Brands
8.50%, 6/15/19	20,000	24,075
Lear
4.75%, 1/15/23 (B)	20,000	19,350
Neiman Marcus Group LLC
8.00%, 10/15/21 (B)	20,000	20,475
Royal Caribbean Cruises
6.88%, 12/1/13	20,000	20,075
TRW Automotive
8.88%, 12/1/17 (B)	20,000	21,000
Valassis Communications
6.63%, 2/1/21	20,000	19,950
WMG Acquisition
6.00%, 1/15/21 (B)	14,000	14,700
		313,650
CONSUMER STAPLES — 2.3%
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	55,000	63,565
Constellation Brands
7.25%, 5/15/17	20,000	23,275
		86,840
FINANCIALS — 10.1%
Bank of America
2.00%, 1/11/18	100,000	99,716
CIT Group
5.00%, 5/15/17	20,000	21,500
Denali Borrower
5.63%, 10/15/20 (B)	20,000	19,800
John Deere Capital MTN
2.25%, 4/17/19	70,000	70,709
JPMorgan Chase
1.80%, 1/25/18	100,000	99,309
Neuberger Berman Group
5.63%, 3/15/20 (B)	20,000	20,750
Simon Property Group
1.50%, 2/1/18 ‡ (B)	50,000	49,187
		380,971
INDUSTRIALS — 3.7%
Bombardier
7.50%, 3/15/18 (B)	20,000	22,650
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	45,000	50,374
Case New Holland
7.88%, 12/1/17	20,000	23,675
Iron Mountain
8.38%, 8/15/21	11,000	11,880
Schaeffler Finance
7.75%, 2/15/17 (B)	20,000	22,700
YRC Worldwide
6.00%, 2/15/14 (B)	8,000	7,800
		139,079
INFORMATION TECHNOLOGY — 2.7%
Jabil Circuit
5.63%, 12/15/20	20,000	21,000
Oracle
5.00%, 7/8/19	70,000	80,036
		101,036
MATERIALS — 2.3%
Aleris International
7.63%, 2/15/18	20,000	21,200
FMG Resources August 2006 PTY
6.88%, 2/1/18 (B)	20,000	21,200
FQM Akubra
8.75%, 6/1/20 (B)	20,000	22,100
NOVA Chemicals
8.63%, 11/1/19	20,000	22,100
		86,600
TELECOMMUNICATION SERVICES — 2.3%
MetroPCS Wireless
6.63%, 11/15/20	20,000	21,150
Qwest Communications International
7.13%, 4/1/18	20,000	20,750
Sprint Nextel
6.00%, 12/1/16	20,000	21,625
T-Mobile USA
6.46%, 4/28/19	20,000	21,200
		84,725
UTILITIES — 0.6%
NRG Energy
8.50%, 6/15/19	20,000	21,550

TOTAL CORPORATE OBLIGATIONS		1,214,451

20

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
REGISTERED INVESTMENT COMPANIES — 17.8%
Highland/iBoxx Senior Loan ETF	5,000	$100,000
iShares Barclays 20+ Year Treasury Bond Fund	100	10,764
iShares JPMorgan Emerging Markets Bond Fund	600	66,810
iShares Lehman 3-7 Year Treasury Bond ETF	1,300	158,392
iShares S&P U.S. Preferred Stock Index Fund	1,500	57,300
Pennant Park Floating Rate Closed End Management Investment Company	7,650	101,669
SPDR Barclays Short Term High Yield Bond ETF	1,300	40,118
SPDR S&P 500 ETF	700	123,011
The Energy Select Sector ETF	100	8,639

TOTAL REGISTERED INVESTMENT COMPANIES		666,703
COMMON STOCK — 5.7%
American Axle & Manufacturing Holdings *	100	1,861
Annaly Capital Management ‡	3,500	41,265
Bank of Nova Scotia	900	54,693
Brookfield Asset Management, Cl A	100	3,958
Canadian Imperial Bank of Commerce	600	51,090
Freeport-McMoRan Copper & Gold	100	3,676
Hewlett-Packard	200	4,874
KBR	100	3,454
Oracle	100	3,350
Royal Bank of Canada	600	40,308
Suncor Energy	200	7,270

TOTAL COMMON STOCK		215,799
CONVERTIBLE BONDS — 2.6%
Annaly Capital Management
5.000%, 05/15/15 ‡	$40,000	40,675
Leap Wireless International
4.500%, 07/15/14	13,000	13,195
Sterlite Industries
4.000%, 10/30/14	46,000	45,166

TOTAL CONVERTIBLE BONDS		99,036
TOTAL INVESTMENTS
(Cost $3,622,738) † — 96.3%		3,618,558
OTHER ASSETS AND LIABILITIES, NET — 3.7%		138,829
NET ASSETS — 100.0%		$3,757,387

†	At October 31, 2013, the tax basis cost of the Fund's investments was $3,622,738 and the unrealized appreciation and depreciation were $16,583 and $(20,763), respectively.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2013, these securities amounted to $261,712 or 6.97% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MTN — Medium Term Note

PTY — Proprietary

S&P — Standard & Poor’s

SPDR — Standard & Poor's Depositary Receipt

The following is a list of the inputs used as of October 31, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$1,422,569	$—	$1,422,569
Corporate Obligations	—	1,214,451	—	1,214,451
Registered Investment Companies	666,703	—	—	666,703
Common Stock	215,799	—	—	215,799
Convertible Bonds	—	99,036	—	99,036
Total Investments in Securities	$882,502	$2,736,056	$—	$3,618,558

For the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

21

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments

October 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 93.9%
CONSUMER DISCRETIONARY — 15.2%
Allison Transmission Holdings	2,164	$52,693
American Eagle Outfitters	4,170	64,593
Brinker International	2,550	113,271
CST Brands	2,050	66,092
Dana Holding	1,230	24,108
Express *	3,430	79,610
Iconix Brand Group *	2,520	90,947
International Game Technology	4,960	93,248
Jos A Bank Clothiers *	1,740	83,485
Life Time Fitness *	1,380	62,680
Service International	3,950	71,140
Visteon *	700	53,963
		855,830
CONSUMER STAPLES — 2.6%
Ingredion	1,220	80,227
TreeHouse Foods *	870	63,736
		143,963
ENERGY — 1.5%
Oil States International *	780	84,731

FINANCIALS — 16.2%
Arthur J Gallagher	2,180	103,441
BankUnited	3,130	96,310
Brookline Bancorp	5,770	51,180
Capitol Federal Financial	5,100	64,617
CBOE Holdings	800	38,800
CVB Financial	4,060	59,032
First Republic Bank	1,610	82,223
Huntington Bancshares	6,300	55,440
Interactive Brokers Group, Cl A	1,786	36,845
Investors Bancorp	2,890	68,522
Republic Services	1,400	81,172
Sterling Financial	1,900	55,024
Tanger Factory Outlet Centers ‡	1,360	47,396
Waddell & Reed Financial, Cl A	1,100	67,925
		907,927
HEALTH CARE — 13.9%
Alere *	970	32,718
Alkermes PLC *	3,340	117,535
Bio-Reference Labs *	2,540	82,322
Endo Health Solutions *	1,870	81,775
Haemonetics *	1,120	45,427
Integra LifeSciences Holdings *	2,100	96,138
Sirona Dental Systems *	930	67,193
Teleflex	730	67,291
WellCare Health Plans *	1,580	105,354
Wright Medical Group *	3,030	82,325
		778,078
INDUSTRIALS — 21.4%
AGCO	1,050	61,299
Armstrong World Industries *	1,730	92,434
Con-way	1,300	53,560
Curtiss-Wright	1,310	65,212
Genesee & Wyoming, Cl A *	940	93,850
Harsco	2,730	76,112
Herman Miller	1,870	56,736
Hexcel *	1,740	73,619
Kennametal	860	39,560
Masco	3,890	82,196
Mueller Industries	1,800	108,522
Mueller Water Products, Cl A	7,500	64,275
Simpson Manufacturing	1,690	59,911
Wabtec	1,980	129,076
Waste Connections	1,480	63,255
Woodward	2,090	83,788
		1,203,405
INFORMATION TECHNOLOGY — 9.4%
Check Point Software Technologies *	920	53,378
Cypress Semiconductor	6,587	61,127
Euronet Worldwide *	1,320	57,288
Harmonic *	7,560	55,264
National Instruments	2,650	76,983
NeuStar, Cl A *	710	32,603
Teradyne *	3,220	56,318
Total System Services	3,220	96,053
Veeco Instruments *	1,320	38,557
		527,571
MATERIALS — 7.4%
Chemtura *	2,980	73,010
Flotek Industries *	3,090	66,064
Haynes International	80	4,312
Methanex	1,950	113,412
Rock Tenn, Cl A	760	81,328
Silgan Holdings	1,700	76,619
		414,745
TELECOMMUNICATION SERVICES — 0.5%
Lumos Networks	1,210	26,632

UTILITIES — 5.8%
Cleco	1,498	69,417
CMS Energy	1,610	44,211
Great Plains Energy	3,440	80,634
Vectren	1,910	66,697
Westar Energy, Cl A	2,090	66,065
		327,024
TOTAL COMMON STOCK		5,269,906
REGISTERED INVESTMENT COMPANIES — 1.9%
iShares Russell 2000 ETF	500	54,615
iShares Russell 2000 Value ETF	570	53,910

TOTAL REGISTERED INVESTMENT COMPANIES		108,525
TOTAL INVESTMENTS
(Cost $4,932,335) † — 95.8%		5,378,431
OTHER ASSETS AND LIABILITIES, NET — 4.2%		235,414
NET ASSETS — 100.0%		$5,613,845

22

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments

October 31, 2013 (unaudited)

†	At October 31, 2013, the tax basis cost of the Fund's investments was $4,932,335 and the unrealized appreciation and depreciation were $514,372 and $(68,276), respectively.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class
ETF — Exchange-Traded Fund
PLC — Public Limited Company

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

23

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ Kevin LeBlanc, President

Date	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin LeBlanc, President

Date	December 19, 2013

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date	December 19, 2013

* Print the name and title of each signing officer under his or her signature.